INCOME TAXES (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate and the actual provision of income taxes
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	$ 13,308	$ 9,575	$ (252)
Equity in earnings of equity method investments, net of tax	3,350
Net (loss) income before income tax provision	9,958	9,575	(252)
Statutory tax rate in the PRC ( as a percent)	25.00%	25.00%	25.00%
Income tax expenses (benefits) at statutory tax rate in the PRC	2,490	2,394	(63)
Non-deductible expenses	1,059	203	87
Effect of tax holidays and concessions	25	(210)	(389)
Effect of income tax rate difference in other jurisdictions	3,556	1,827	1,610
Changes in valuation allowance	337	915	77
Income tax expenses	7,467	5,129	1,322
Changes in provisions for income taxes and net income per share
(Increase in net loss) decrease in net income per ordinary share-basic (in dollars per share)		$ 0.01	$ (0.01)
(Increase in net loss) decrease in net income per ordinary share-diluted (in dollars per share)		$ 0.01	$ (0.01)
No Tax Holidays In Effect
Changes in provisions for income taxes and net income per share
Changes in income tax expenses	$ (25)	$ 210	$ 389